Annual Fund Operating Expenses - Kingsbarn Tactical Bond ETF [Member]	Mar. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.30%)
Net Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2026

[1]	Kingsbarn Capital Management, LLC (the “Adviser”) has contractually agreed to waive its management fee to an annual rate of 0.95% of the average daily net assets of the Fund until March 31, 2026 and the Adviser may not terminate this arrangement prior to that date.